Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Taxation [Abstract]
Schedule of income tax expense
	For the years ended December 31,
	2017	2016	2015
Income tax expense is comprised of:
Current income tax	$1,869,437	$4,789,085	3,132,831
Deferred income tax (benefit)/ expense	885,312	(667,747)	(274,924)
Total	$2,754,749	$4,121,338	2,857,907

Schedule of deferred tax assets and liabilities
	December 31,	December 31,
	2017	2016
Accrued interest receivable	34,587	(159,357)
Accrued interest payable	442,258	49,827
Provision for loan losses	9,609,133	967,028
Accruals	20,250	4,109
Interest income	232,621	-
Deferred tax assets	$10,338,849	$861,607
Valuation allowance	(10,338,849)	-
Deferred tax assets, net	$-	$861,607

Schedule of effective income tax rate and PRC statutory income tax
	For the years ended December 31,
	2017	2016	2015
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of preferential income tax rate	(9.8)	(8.3)	(8.7)
Effect of different income tax rate in other jurisdictions	-	-	0.2
Effect of non-deductible expenses	0.0	0.1	0.5
Provision for DTA allowance	(19.1)	0.0	0.0
Others	(1.4)	2.5	(0.1)
Effective tax rate	(5.3)%	19.3%	16.9%

Schedule of income tax payable
	December 31,	December 31,
	2017	2016
Income Tax Payable	$847,528	$810,975